April 26, 2012

VIA EDGAR

Office of Reports and Registration

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Funds, Inc. Post-Effective Amendment No. 104 under the Securities Act of 1933 and Amendment No. 105 under Investment Company Act of 1940 File Nos. 2-92633 and 811-04087

To the Commission:

On behalf of Manning & Napier Funds, Inc. (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Post-Effective Amendment No. 104 to its Registration Statement on Form N-1A (Amendment No. 105 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act for the purpose of introducing two new series of the Trust, the Strategic Income Conservative Series and the Strategic Income Moderate Series.

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams
Amy J. Williams
Director of Fund Documentation

Enclosures